Schedule of losses earnings per shares (Details) - SGD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Loss for the period attributable to the owners of the Company	$ (1,419,055)	$ (5,225,296)
Weighted average number of ordinary shares for the purpose of calculating the basic loss per share	10,864,802	4,696,733
Weighted average number of ordinary shares for the purpose of calculating the diluted loss per share	10,864,802	4,696,733